Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Deutsche Science and Technology Fund

Walter Holick and Frederic L. Fayolle have been added as portfolio managers of the fund and, together with Nataly Yackanich, are responsible for the day-to-day management of the fund.

The following information replaces the existing tables for Deutsche Science and Technology Fund in “Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Nataly Yackanich is provided as of October 31, 2015 and the information for Walter Holick and Frederic L. Fayolle is provided as of August 31, 2016:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All Deutsche Fund Shares Owned
Walter Holick	$0	$0
Frederic L. Fayolle	$0	$0
Nataly Yackanich	$0	$10,001 - $50,000

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Walter Holick	0	$0	0	$0
Frederic L. Fayolle	0	$0	0	$0
Nataly Yackanich	0	$0	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Walter Holick	3	$744,187,343	2	$653,487,467
Frederic L. Fayolle	3	$744,187,343	2	$653,487,467
Nataly Yackanich	0	$0	0	$0

November 1, 2016

SAISTKR-291

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Walter Holick	0	$0	0	$0
Frederic L. Fayolle	0	$0	0	$0
Nataly Yackanich	0	$0	0	$0

Please Retain This Supplement for Future Reference